W. Wayne Miao
Assistant Vice President and
Assistant Counsel

VIA EDGAR

February 25, 2005

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      RE:   Bond Fund Series on behalf of Oppenheimer Convertible Securities
Fund
            Reg No. 33-3076; File No. 811-4576

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is hereby made under the Securities Act of
1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as
amended (the "1940 Act") on behalf of Bond Fund Series for its series,
Oppenheimer Convertible Securities Fund (the "Registrant"), an open-end management investment company (the "Fund").  This filing consists of
Post-Effective Amendment No. 28 to the Fund's 1933 Act Registration Statement
on Form N-1A and Amendment No. 30 to its 1940 Act Registration Statement
("Amendment").

This filing is made pursuant to Rule 485(a) to incorporate disclosures required by Securities and Exchange Commission Release No. IC-26418 and to
make other non-material changes.

An Amendment to the Fund's Registration Statement on Form N-1A is expected to be filed on or about April 25, 2005, pursuant to Rule 485(b) under the 1933
Act containing (i) the updated financial statements of the Fund, (ii)
responses to any comments of the SEC staff relating to this filing, and (iii)
other, non-material changes permitted by that Rule. That amendment and the enclosed filing will become effective on April 29, 2005, as indicated on the cover page of this filing.

Please address any comments or questions you may have on this filing to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com
                  --------------------------

                                          Sincerely,

                                          /s/ W. Wayne Miao

                                          W. Wayne Miao
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-5039

cc:  Vincent DiStefano, U.S. Securities & Exchange Commission
     Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy Vann